Commitments and Contingencies (Details) - Schedule of supplemental cash flow and other information related to leases	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of supplemental cash flow and other information related to leases [Abstract]
Operating lease payments	$ 100,100
Weighted average remaining lease term (in years):	2 months 1 day
Weighted average discount rate:	0.00%